Acquisitions (Details 4) (USD $)	12 Months Ended		6 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Sep. 30, 2014	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012
Acquisitions
Number of business combination agreements	2
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 555,220,000	1,107,006,000	1,170,490,000	$ 167,245,000	$ 8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						17,851,000
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		40 years	40 years
Crude Oil Logistics
Acquisitions
Number of business combination agreements		2
Common units issued		175,211
General and administrative expense		100,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		1,235,000	1,221,000
Inventories		1,021,000	1,021,000
Prepaid expenses and other current assets		54,000	58,000
Goodwill		37,867,000	30,730,000
Accounts payable - trade		(665,000)	(521,000)
Accrued expenses and other payables		(124,000)	(266,000)
Fair value of net assets acquired		73,090,000	73,090,000
Consideration paid for acquisition
Cash paid, net of cash acquired		67,800,000
Value of common units issued		5,300,000
Total consideration paid		73,090,000
Crude Oil Logistics | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		6,300,000	13,300,000
Useful life of intangible assets		3 years	3 years
Crude Oil Logistics | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		530,000	530,000
Crude Oil Logistics | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		35,000	35,000
Useful life of intangible assets		3 years	3 years
Crude Oil Logistics | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		2,977,000	2,980,000
Crude Oil Logistics | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years
Crude Oil Logistics | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		10 years	10 years
Crude Oil Logistics | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		280,000	58,000
Crude Oil Logistics | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years
Crude Oil Logistics | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Crude Oil Logistics | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		3,462,000	3,822,000
Crude Oil Logistics | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		2 years	2 years
Crude Oil Logistics | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		30 years	30 years
Crude Oil Logistics | Barges and towboats
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		20,065,000	20,065,000
Useful life of property, plant and equipment		20 years	20 years
Crude Oil Logistics | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		53,000	57,000
Crude Oil Logistics | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		3 years	3 years
Crude Oil Logistics | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment		5 years	5 years